Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	4 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	26 Months Ended	28 Months Ended	38 Months Ended	40 Months Ended	50 Months Ended	52 Months Ended	62 Months Ended	74 Months Ended	86 Months Ended	98 Months Ended
	Aug. 20, 2021	Nov. 01, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000165348
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Allocation Portfolio ($19,207)
Accumulated Value		$ 10,000	$ 10,190			$ 9,666		$ 11,705		$ 13,397		$ 14,915		$ 12,914	$ 14,885	$ 16,591	$ 19,207
C000165349
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Allocation Portfolio ($18,813)
Accumulated Value		10,000	10,180			9,638		11,645		13,290		14,756		12,753	14,657	16,299	18,813
C000165363
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Core Portfolio ($30,617)
Accumulated Value		10,000	10,380			9,887		12,775		15,290		19,674		15,958	20,165	25,468	30,617
C000165364
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Core Portfolio ($29,968)
Accumulated Value		10,000	10,370			9,845		12,694		15,160		19,457		15,737	19,855	25,008	29,968
C000165366
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Growth Portfolio ($17,372)
Accumulated Value	$ 10,000			$ 10,912			$ 7,665		$ 10,814		$ 14,175		$ 17,372
C000165367
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Growth Portfolio ($36,096)
Accumulated Value		10,000	10,320			10,013		13,355		17,987		22,895		16,049	22,583	29,522	36,096
C000165369
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined International Core Portfolio ($17,280)
Accumulated Value		10,000	10,200			8,691		10,473		11,564		12,567		10,653	12,318	13,032	17,280
C000165370
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined International Core Portfolio ($16,939)
Accumulated Value		10,000	10,190			8,666		10,418		11,465		12,436		10,516	12,128	12,800	16,939
C000165372
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($25,440)
Accumulated Value		10,000	10,350			10,032		13,311		18,172		20,768		15,277	19,007	23,103	25,440
C000165373
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($24,942)
Accumulated Value		10,000	10,350			10,003		13,253		18,041		20,559		15,095	18,720	22,695	24,942
C000165381
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Value Portfolio ($22,510)
Accumulated Value		10,000	10,440			9,608		12,037		12,536		15,867		14,539	16,567	19,211	22,510
C000165382
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock Disciplined Value Portfolio ($22,076)
Accumulated Value		10,000	10,450			9,597		11,989		12,461		15,730		14,375	16,345	18,885	22,076
C000165384
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock High Yield Portfolio ($14,159)
Accumulated Value		10,000	9,920			9,491		10,921		11,553		12,015		10,857	12,200	13,248	14,159
C000165385
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic BlackRock High Yield Portfolio ($13,882)
Accumulated Value		10,000	9,920			9,468		10,859		11,464		11,893		10,723	12,021	13,017	13,882
C000165351
Account Value [Line Items]
Line Graph and Table Measure Name					Global Atlantic Goldman Sachs Core Fixed Income Portfolio ($11,586)
Accumulated Value		10,000	9,980			9,925		10,867		11,898		11,663		10,048	10,625	10,748	11,586
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000	10,328			9,355		11,844		13,769		16,321		13,324	16,282	19,130	23,403
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000	10,328			9,355		11,844		13,769		16,321		13,324	16,282	19,130	23,403
S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000	10,405			9,949		13,081		15,488		19,934		16,323	20,614	25,772	30,380
S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000	10,405			9,949		13,081		15,488		19,934		16,323	20,614	25,772	30,380
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000			10,689			8,644		10,938		13,619		15,984
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,407			9,909		13,023		15,753		19,920		16,110	20,384	25,380	29,787
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value		10,000	10,260			8,803		10,697		11,837		12,763		10,720	12,394	13,080	17,317
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value		10,000	10,260			8,803		10,697		11,837		12,763		10,720	12,394	13,080	17,317
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,407			9,909		13,023		15,753		19,920		16,110	20,384	25,380	29,787
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,407			9,909		13,023		15,753		19,920		16,110	20,384	25,380	29,787
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,407			9,909		13,023		15,753		19,920		16,110	20,384	25,380	29,787
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,407			9,909		13,023		15,753		19,920		16,110	20,384	25,380	29,787
Bloomberg US Universal Bond Index
Account Value [Line Items]
Accumulated Value		10,000	10,029			10,003		10,933		11,761		11,631		10,120	10,745	10,964	11,795
Bloomberg US Universal Bond Index
Account Value [Line Items]
Accumulated Value		10,000	10,029			10,003		10,933		11,761		11,631		10,120	10,745	10,964	11,795
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000	10,034			10,035		10,909		11,728		11,548		10,045	10,601	10,733	11,517
S&P Target Risk® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,210			9,629		11,478		12,835		14,295		12,112	13,974	15,474	18,041
S&P Target Risk® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,210			9,629		11,478		12,835		14,295		12,112	13,974	15,474	18,041
Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,837			$ 7,680		$ 10,957		$ 14,612		$ 17,324
Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,388			10,231		13,954		19,326		24,659		17,474	24,932	33,248	39,419
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,423			9,928		13,449		18,235		20,556		15,063	18,960	23,151	25,155
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,423			9,928		13,449		18,235		20,556		15,063	18,960	23,151	25,155
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value		10,000	10,425			9,563		12,102		12,440		15,570		14,396	16,046	18,352	21,271
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value		10,000	10,425			9,563		12,102		12,440		15,570		14,396	16,046	18,352	21,271
ICE BofA BB-B US High Yield Constrained Index
Account Value [Line Items]
Accumulated Value		10,000	9,988			9,784		11,262		11,969		12,519		11,195	12,603	13,466	14,641
ICE BofA BB-B US High Yield Constrained Index
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 9,988			$ 9,784		$ 11,262		$ 11,969		$ 12,519		$ 11,195	$ 12,603	$ 13,466	$ 14,641